GOODWILL AND OTHER INTANGIBLE ASSETS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

10. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill represents the excess of the purchase price over the identifiable tangible and intangible assets acquired plus liabilities assumed arising from business combinations. The balance of goodwill was $857.9 million at both March 31, 2015 and December 31, 2014. Our goodwill was not impaired for the three months ended March 31, 2015 and 2014. Additionally, no impairment was identified during our annual impairment testing as of October 1, 2014.

In accordance with ASC 350, we test goodwill at the reporting unit level, which in certain cases may be a component of an operating segment, for impairment on an annual basis and between annual tests if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

The estimate of fair value requires significant judgment. We based our fair value estimates on assumptions that we believe to be reasonable but that are unpredictable and inherently uncertain, including estimates of future growth rates and operating margins and assumptions about the overall economic climate and the competitive environment for our reporting units. There can be no assurance that our estimates and assumptions made for purposes of our goodwill and identifiable intangible asset testing as of the time of testing will prove to be accurate predictions of the future. If our assumptions regarding business plans, competitive environments or anticipated growth rates are not correct, we may be required to record goodwill and/or intangible asset impairment charges in future periods, whether in connection with our next annual impairment testing or earlier, if an indicator of an impairment is present before our next annual evaluation.

Other Intangible Assets

Other intangible assets consist of the following (in thousands):

		At March 31, 2015			At December 31, 2014
	Useful Life (years)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Other intangible assets
Contract rights under development and placement fee agreements	1 - 7	$14,919	$2,104	$12,815	$14,000	$301	$13,699
Customer contracts	7 - 14	43,938	31,093	12,845	43,938	29,931	14,007
Customer relationships	8 - 12	231,100	5,999	225,101	231,100	733	230,367
Developed technology and software	1 - 6	179,139	27,492	151,647	174,417	14,604	159,813
Patents, trademarks and other	1 - 17	27,700	10,005	17,695	27,856	8,957	18,899
Total		$496,796	$76,693	$420,103	$491,311	$54,526	$436,785

Amortization expense related to other intangible assets totaled approximately $20.7 million and $2.4 million for the three months ended March 31, 2015 and 2014, respectively. We capitalized and placed into service $1.0 million and $0.3 million of software development costs for the three months ended March 31, 2015 and 2014, respectively.

On a quarterly basis, we evaluate our other intangible assets for potential impairment as part of our quarterly review process. No impairment was identified for our other intangible assets during our assessment for the three months ended March 31, 2015 and 2014.

We enter into development and placement fee agreements to provide financing for new gaming facilities or for the expansion or improvement of existing facilities. All or a portion of the funds provided under development agreements are reimbursed to us, while funding under placement fee agreements is not reimbursed. In return for the fees under these agreements, each facility dedicates a percentage of its floor space, or an agreed upon unit count, for the placement of our EGMs over the term of the agreement, generally 12 to 83 months, and we receive a fixed percentage or flat fee of those machines’ hold per day. Certain of the agreements contain EGM performance standards that could allow the respective facility to reduce a portion of our guaranteed floor space.

In addition, certain development agreements allow the facilities to buy out floor space after advances that are subject to repayment have been repaid. The development agreements typically provide for a portion of the amounts retained by each facility for its share of the operating profits of the facility to be used to repay some or all of the advances recorded as notes receivable. Placement fees and amounts advanced in excess of those to be reimbursed by the customer for real property and land improvements are allocated to intangible assets and are generally amortized over the term of the contract, which is recorded as a reduction of revenue generated from the facility. In the past we have, and in the future, we may, by mutual agreement, amend these agreements to reduce our floor space at the facilities. Any proceeds received for the reduction of floor space is first applied against the intangible asset for that particular development or placement fee agreement, if any, and the remaining net book value of the intangible asset is prospectively amortized on a straight-line method over the remaining estimated useful life.

On January 15, 2015, Multimedia paid a placement fee of approximately $1.2 million to the Chickasaw Nation to extend the placement of 118 units in one of its location in Oklahoma for an additional term of 60 months.

10. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill represents the excess of the purchase price over the identifiable tangible and intangible assets acquired plus liabilities assumed arising from business combinations. The balance of goodwill was $857.9 million and $857.9 million at June 30, 2015 and December 31, 2014, respectively. Our goodwill was not impaired for the three and six months ended June 30, 2015 and 2014. Additionally, no impairment was identified during our annual impairment testing as of October 1, 2014.

In accordance with ASC 350, we test goodwill at the reporting unit level, which in certain cases may be a component of an operating segment, for impairment on an annual basis and between annual tests if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

The estimate of fair value requires significant judgment. We based our fair value estimates on assumptions that we believe to be reasonable but that are unpredictable and inherently uncertain, including estimates of future growth rates and operating margins and assumptions about the overall economic climate and the competitive environment for our reporting units. There can be no assurance that our estimates and assumptions made for purposes of our goodwill and identifiable intangible asset testing as of the time of testing will prove to be accurate predictions of the future. If our assumptions regarding business plans, competitive environments or anticipated growth rates are not correct, we may be required to record goodwill and/or intangible asset impairment charges in future periods, whether in connection with our next annual impairment testing or earlier, if an indicator of an impairment is present before our next annual evaluation.

Other Intangible Assets

Other intangible assets consist of the following (in thousands):

				At June 30, 2015			At December 31, 2014
	Useful Life				Accumulated	Net Book		Accumulated	Net Book
	(years)			Cost	Amortization	Value	Cost	Amortization	Value
Other intangible assets
Contract rights under development and placement fee agreements	1	-	7	$16,387	$4,092	$12,295	$14,000	$301	$13,699
Customer contracts	7	-	14	43,938	32,221	11,717	43,938	29,931	14,007
Customer relationships	8	-	12	231,100	11,240	219,860	231,100	733	230,367
Developed technology and software	1	-	6	184,242	40,679	143,563	174,417	14,604	159,813
Patents, trademarks and other	1	-	17	27,841	11,144	16,697	27,856	8,957	18,899
Total				$503,508	$99,376	$404,132	$491,311	$54,526	$436,785

Amortization expense related to other intangible assets totaled approximately $20.8 million and $41.4 million and $2.8 million and $5.1 million for the three and six months ended June 30, 2015 and 2014, respectively. We capitalized and placed into service $4.7 million and $5.7 million and $4.5 million and $4.9 million of software development costs for the three and six months ended June 30, 2015 and 2014, respectively.

On a quarterly basis, we evaluate our other intangible assets for potential impairment as part of our quarterly review process. No impairment was identified for our other intangible assets during our assessment for the three and six months ended June 30, 2015 and 2014.

We enter into development and placement fee agreements to provide financing for new gaming facilities or for the expansion or improvement of existing facilities. All or a portion of the funds provided under development agreements are reimbursed to us, while funding under placement fee agreements is not reimbursed. In return for the fees under these agreements, each facility dedicates a percentage of its floor space, or an agreed upon unit count, for the placement of our EGMs over the term of the agreement, generally 12 to 83 months, and we receive a fixed percentage or flat fee of those machines’ hold per day. Certain of the agreements contain EGM performance standards that could allow the respective facility to reduce a portion of our guaranteed floor space.

In addition, certain development agreements allow the facilities to buy out floor space after advances that are subject to repayment have been repaid. The development agreements typically provide for a portion of the amounts retained by each facility for its share of the operating profits of the facility to be used to repay some or all of the advances recorded as notes receivable. Placement fees and amounts advanced in excess of those to be reimbursed by the customer for real property and land improvements are allocated to intangible assets and are generally amortized over the term of the contract, which is recorded as a reduction of revenue generated from the facility. In the past we have, and in the future, we may, by mutual agreement, amend these agreements to reduce our floor space at the facilities. Any proceeds received for the reduction of floor space is first applied against the intangible asset for that particular development or placement fee agreement, if any, and the remaining net book value of the intangible asset is prospectively amortized on a straight-line method over the remaining estimated useful life.

On January 15, 2015, Multimedia paid a placement fee of approximately $1.2 million to the Chickasaw Nation to extend the placement of 118 units in one of its location in Oklahoma for an additional term of 60 months.

11. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill are as follows (in thousands):

	Cash Advance	ATM	Check Services	Games	Other	Total
Goodwill
Balance, December 31, 2012	$100,937	33,051	23,281	—	22,872	180,141
Foreign translation adjustment	(57)	—	—	—	—	(57)
Balance, December 31, 2013	$100,880	$33,051	$23,281	$—	$22,872	$180,084
Goodwill acquired during the year	—	—	—	669,452	8,439	677,891
Foreign translation adjustment	(62)	—	—	—	—	(62)
Balance, December 31, 2014	$100,818	$33,051	$23,281	$669,452	$31,311	$857,913

In accordance with ASC 350, we test goodwill at the reporting unit level, which in certain cases may be a component of an operating segment, for impairment on an annual basis and between annual tests if events and circumstances indicate it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Our goodwill was not impaired as of December 31, 2014 and December 31, 2013 based upon the results of our testing.

Goodwill Testing

In performing the 2014 annual impairment test, we utilized the two-step approach prescribed under ASC 350. The first step required a comparison of the carrying value of each reporting unit to its estimated fair value. To estimate the fair value of our reporting units for Step 1, we used a combination of the income approach and the market approach. The income approach is based on a discounted cash flow analysis, or DCF method. This method involves estimating the after-tax cash flows attributable to a reporting unit and then discounting the after-tax cash flows to a present value (“DCF”), using a risk-adjusted discount rate. Assumptions used in the DCF require the exercise of significant judgment, including judgment about appropriate discount rates and terminal values, growth rates and the amount and timing of expected future cash flows. The forecasted cash flows are based on our most recent budget and for years beyond the budget. Our budgets are based on estimated future growth rates. We believe our assumptions are consistent with the plans and estimates used to manage the underlying businesses. The discount rates, which are intended to reflect the risks inherent in future cash flow projections, used in the DCF are based on estimates of the weighted average cost of capital, or WACC, of market participants relative to each respective reporting unit. The market approach considers comparable market data based on multiples of revenue or earnings before taxes, depreciation and amortization (“EBITDA”).

If the carrying value of a reporting unit exceeds its estimated fair value, we are required to perform the second step of the goodwill impairment test to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of a reporting unit’s goodwill to its carrying value. The implied fair value of goodwill is derived by performing a hypothetical purchase price allocation for the reporting unit as of the measurement date, allocating the reporting unit’s estimated fair value to its assets and liabilities. The residual amount from performing this allocation represents the implied fair value of goodwill. To the extent this amount is below the carrying amount of goodwill, an impairment charge is recorded.

Key assumptions used in estimating fair value under the discounted cash flow approach included a discount rate of: (a) 11.0% for the Cash Advance, ATM,  Check Services and Central Credit reporting units; (b) 11.5% for the Fully Integrated Kiosk Sales and  Services reporting unit; and (c) 15.5%, for the Anti-Money Laundering and Tax Compliance Software reporting unit.  In addition, projected compound average revenue growth rates of 0.0% to 4.0% and terminal value growth rates of 1.0% to 2.5% were used in the analyses. The discounted cash flow analyses for our reporting units included estimated future cash inflows from operations and estimated future cash outflows for capital expenditures.

Key assumptions used in estimating fair value under the market approach were based on observed market multiples of enterprise value to revenue and EBITDA for both comparable publicly traded companies and recent merger and acquisition transactions involving similar companies to estimate appropriate controlling basis multiples to apply to each of the reporting units. Based on the multiples implied by this market data, we selected multiples of revenue of 0.0 to 5.2 times and multiples of EBITDA of 6.2 to 8.6 times.

The estimate of fair value requires significant judgment. We based our fair value estimates on assumptions that we believe to be reasonable but that are unpredictable and inherently uncertain, including estimates of future growth rates and operating margins and assumptions about the overall economic climate and the competitive environment for our business units. There can be no assurance that our estimates and assumptions made for purposes of our goodwill and identifiable intangible asset testing as of the time of testing will prove to be accurate predictions of the future. If our assumptions regarding business plans, competitive environments or anticipated growth rates are not correct, we may be required to record goodwill and/or intangible asset impairment charges in future periods, whether in connection with our next annual impairment testing or earlier, if an indicator of an impairment is present before our next annual evaluation.

We conducted our annual impairment test for our reporting units during the fourth quarter of 2014 and 2013 and no  impairment was identified.

Other Intangible Assets

Other intangible assets consist of the following (in thousands):

				At December 31, 2014			At December 31, 2013
	Useful Life				Accumulated	Net Book		Accumulated	Net Book
	(years)			Cost	Amortization	Value	Cost	Amortization	Value
Intangible assets
Contract rights under development and placement fee agreements	1	-	7	$14,000	$301	$13,699	$—	$—	$—
Customer contracts	7	-	14	43,938	29,931	14,007	39,142	25,670	13,472
Customer relationships	8	-	12	231,100	733	230,367	—	—	—
Developed technology	2	-	6	140,289	1,571	138,718	—	—	—
Computer software	1	-	5	34,128	13,033	21,095	26,386	13,069	13,317
Patents, trademarks and other	1	-	17	27,856	8,957	18,899	12,423	7,677	4,746
Total				$491,311	$54,526	$436,785	$77,951	$46,416	$31,535

In the fourth quarter 2014, we evaluated our other intangible assets for potential impairment as part of our review process. Our online payment processing intangible assets were identified for further testing. We determined that these definite-lived intangible assets were potentially impaired primarily due to a combination of the following factors: (a) legislative constraints at the state and federal level; (b) significant changes in management; and (c) lower than anticipated operating results.

These definite-lived intangible assets were evaluated using an undiscounted cash flow approach to determine if an impairment existed.  As impairment was indicated based on the undiscounted cash flow approach, we discounted the cash flows and applied probability factors to calculate the resulting fair values and compared to the existing carrying value to determine the amount of impairment. The amount of impairment was approximately $3.1 million. The revised cost basis of $1.6 million for our online payment processing intangible asset will be amortized over an estimated remaining useful life of three years. These assets have been valued using level 3 fair value inputs.

Amortization expense related to other intangible assets totaled approximately $14.2 million, $9.6 million and $9.8 million for the years ended December 31, 2014, 2013 and 2012, respectively. We capitalized and placed into service $8.2 million, $5.1 million and $0.7 million of software development costs for the years ended December 31, 2014, 2013 and 2012, respectively.

The total net book value of amortizable intangible assets was approximately $436.8 million at December 31, 2014. The total net book value of amortizable intangible assets was approximately $31.5 million at December 31, 2013. The anticipated amortization expense related to other intangible assets, assuming no subsequent impairment of the underlying assets, is as follows (in thousands):

Anticipated amortization expense

Amount
2015	$91,651
2016	85,757
2017	47,522
2018	36,559
2019	35,392
Thereafter	139,904
Total	$436,785